Noncontrolling Interests [Text Block]	12 Months Ended
Mar. 31, 2014
Noncontrolling Interests [Text Block]
20.	NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The gains and losses due to deconsolidation of subsidiaries were recognized under “Other non-interest income” and “Other non-interest expenses,” respectively, in the accompanying consolidated statements of income. The amounts of net losses were ¥9,492 million and ¥17,585 million for the fiscal years ended March 31, 2012 and 2013 respectively, and the amount of net gains was ¥3,142 million for the fiscal year ended March 31, 2014.

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the fiscal years ended March 31, 2012, 2013 and 2014:

	2012	2013	2014
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥416,231	¥1,069,124	¥1,015,393
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	(20,000)	—	—
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	—	(30,655)	—
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)	—	—	13,839
Other	759	(412)	204

Net transfers from (to) the noncontrolling interest shareholders	(19,241)	(31,067)	14,043

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥396,990	¥1,038,057	¥1,029,436